Stockholders' Equity (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Equity [Abstract]
Schedule of Warrants Activity

The following represents a summary of all warrant activity for the nine months ended September 30, 2013:

	Outstanding Warrants
	Number of Shares	Weighted Average Exercise Price	Aggregate Intrinsic Value (1)

Outstanding at December 31, 2012 (2)	22,724,691	$0.030	$6,051,883
Grants	2,000,000	0.015
Exercised	(5,000,000)	0.020
Cancelled/Expired	(5,524,692)	0.001

Outstanding and exercisable at September 30, 2013 (2)	14,199,999	$0.049	$2,250,000

(1)	Represents the difference between the exercise price and the estimated fair value of the Company’s common stock at the end of the reporting period.

(2)	The warrants outstanding and exercisable at September 30, 2013 and December 31, 2012 have a weighted-average contractual remaining life of 4.16 years and 4.27 years, respectively.

The following represents a summary of all warrant activity for the year ended December 31, 2012:

	Outstanding Warrants
	Number of Shares	Weighted Average Exercise Price	Aggregate Intrinsic Value (1)

Outstanding at December 31, 2011 (2)	8,666,666	$0.07	$1,993,333
Grants	24,058,025	0.01
Exercised	(10,000,000)	0.01
Cancelled	-	-

Outstanding and exercisable at December 31, 2012 (2)	22,724,691	$0.03	$6,051,883

(1)	Represents the difference between the exercise price and the estimated fair value of the Company’s common stock at the end of the reporting period.
(2)	The warrants outstanding and exercisable at December 31, 2012 and December 31, 2011 have a weighted-average contractual remaining life of 4.27 years and 5.82 years, respectively.

Schedule of Using Block-Scholes Method for Calculating Grant Date Fair Value For Common Stock Warrants

The following table presents details of the assumptions used to calculate the grant date fair value using the Black-Scholes option-pricing model for common stock warrants granted by the Company:

	Nine Months Ended
	September 30, 2013	September 30, 2012
Expected term (in years)	3	7
Expected volatility	58.90%	68.86% - 74.91%
Risk-free interest rate	0.42%	0.27% - 1.43%
Expected dividends	-	-
Grant date fair value per share	$0.19	$0.27 - $0.29

The following table presents details of the assumptions used to calculate the grant date fair value using the Black-Scholes option-pricing model for non-derivative common stock warrants granted by the Company:

	Year Ended
	December 31, 2012	December 31, 2011

Expected term (in years)	7	7
Expected volatility	68.86% - 74.91%	76%
Risk-free interest rate	0.27% - 1.43%	0.86%
Expected dividends	-	-
Grant date fair value per share	$0.27 - $0.29	$0.29